Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of MMTEC, INC. (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income/(loss), changes in shareholders’ equity, and cash flows, for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of December 31, 2024 and 2023, and the consolidated results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments to the 2022 consolidated financial statements to retrospectively present discontinued operations as described in Note 6. In our opinion, such adjustments are appropriate and have been properly applied. However, we were not engaged to audit, review, or apply any procedures to the 2022 consolidated financial statements of the Company other than with respect to such adjustments, accordingly, we do not express an opinion or any other form of assurance on the 2022 consolidated financial statements taken as a whole.